OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating income and operating expense [Abstract]
Disclosure of interest income [text block]
The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
In millions of COP
Debt investments, net	129,017	159,890	163,311
Net gains from investment activities at fair value through income statement
Debt investments	472,357	699,841	579,403
Derivatives	(22,575)	(61,667)	(4,750)
Spot transactions	(13,734)	3,517	(22,831)
Repos	(51,438)	(116,268)	(7,638)
Total net gains from investment activities at fair value through profit and loss	384,610	525,423	544,184
Total Interest on investment securities	513,627	685,313	707,495

Disclosure of interest expense [text block]
The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
	In millions of COP
Deposits	(3,852,061)	(4,279,316)	(3,878,528)
Debt instruments in issue	(1,139,456)	(1,191,000)	(1,335,192)
Financial borrowings	(583,321)	(672,472)	(723,385)
Preferred shares	(58,714)	(58,714)	(58,714)
Borrowings from other financial institutions	(18,134)	(15,860)	(6,345)
Other interest	(18,530)	(15,624)	(50,936)
Interest expenses	(5,670,216)	(6,232,986)	(6,053,100)

Disclosure of other operating income [text block]

Fees and Commissions Expenses	2018	2017	2016
	in millions of COP
Banking services	(542,628)	(508,462)	(473,109)
Call center and web page	(309,403)	(291,602)	(260,006)
Others	(361,025)	(275,051)	(235,855)
Expenses for commissions	(1,213,056)	(1,075,115)	(968,970)

Disclosure of detailed information about dividends received and share of profits of equity method investees [Text Block]
The following table sets forth the detail of dividends received, and share of profits of equity method investees for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
	In millions of COP
Dividends (1)	67,582	32,248	39,785
Equity investments (2)	86,399	(19,680)	77,799
Equity method (3)	187,814	253,602	60,254
Gains (Losses) on sale of Discontinued Operations	-	-	(1,146)
Total dividends received, and share of profits of equity method investees	341,795	266,170	176,692

(1)
Dividends received from equity investments at fair value through profit or loss as of 31, December of 2018, 2017 and 2016 amount COP 54,477, COP 20,297 and COP 30,468, respectively. Dividends from equity investments at fair value through OCI amount COP 13,105, COP 11,951 and COP 9,317, respectively. As of December 31, 2018, 2017 and 2016, the amount includes dividends of investments derecognised for COP 950, COP 1,556 and COP 1,638, respectively.

(2)	As of December 31, 2018, there is a profit on capital investments due to the increase in fair value in the portfolio measured at fair value through profit or loss held by Banagricola S.A.
(3)	For further information, see note 7 investments in associates and joint ventures.

Disclosure of Detailed Information about contract assets and liabilities Table Text Block [Text Block]
The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2018 and 2017:

	2018	2017	2016
	in millions of COP
Accounts receivable from contracts with customers (1)	86,759	90,590	57,567
Contract liabilities	75,845	118,857	34,487

Disclosure of Detailed Information about Operating Income From Revenue From Contract With Customers Table Text Block [Text Block]
The following table sets forth the detail of other operating income net for the years ended December 31, 2018, 2017 and 2016:

Other operating income	2018	2017	2016
	In millions of COP
Operating leases	624,062	563,861	493,486
Net foreign exchange	(205,798)	294,068	132,292
Derivatives Foreign exchange contracts	267,189	21,917	164,172
Services (1)	170,459	164,150	167,914
Investment property valuation	77,350	55,573	149,299
Gains on sale of assets	75,976	40,600	60,282
Insurance (2)	54,679	49,640	49,679
Other reversals	47,657	140,012	37,767
Hedging	14,158	(3,678)	(5,985)
Penalties for failure to contracts	16,302	19,881	14,634
Others	61,768	232,185	203,115
Total Other operating income	1,203,802	1,578,209	1,466,655

(1)
Corresponds to income from contracts with customers. To see more information see Note 24.3 Commissions. The gains on sale of portfolio in December 2018 and 2017 amounts to 14,707 and 13,928, respectively.

(2)	Corresponds to income from Seguros Agromercantil insurance operations.

Disclosure Of Detailed Information About Segment Reportings [Text Block]
The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers as at December 31, 2018, 2017 and 2016:

As of December 31, 2018

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes (1)	Total after eliminations
Revenue from contracts with customers
Fees and Commissions
Banking services	370,671	66,569	85,615	39,610	-	-	-	12,783	-	575,248	-	575,248
Credit and debit card fees and commercial estabilshments	1,258,047	185,466	97,163	66,731	-	-	-	3,707	-	1,611,114	-	1,611,114
Brokerage	-	7,033	-	29	-	-	20,012	-	-	27,074	-	27,074
Acceptances, Guarantees and Standby Letters of Credit	33,313	15,352	4,749	3,055	-	-	-	897	-	57,366	-	57,366
Trust	-	8,184	1,411	645	313,886	-	81,502	37	104	405,769	-	405,769
Securities brokerage	-	1,200	1,212	-	-	20,262	9,530	-	-	32,204	-	32,204
Bancassurance	495,232	28,466	112	-	-	-	-	-	-	523,810	-	523,810
Payment and collections	559,139	-	-	4,084	-	-	-	-	-	563,223	-	563,223
Others	124,900	492	36,852	27,099	22	9	2,926	3,416	2,884	198,600	(149)	198,451
Total revenue from contracts with customers (1)	2,841,302	312,762	227,114	141,253	313,908	20,271	113,970	20,840	2,988	3,994,408	(149)	3,994,259

(1)	For further information about composition of Bank’ segments see Note 3

As of December 31, 2017

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes	Total after eliminations
Revenue from contracts with customers (1)
Fees and Commissions
Banking services	335,101	177,930	80,672	38,643	-	-	-	15,821	-	648,167	-	648,167
Credit and debit card fees and comercial	1,080,814	80,348	89,330	51,175	-	-	-	2,876	-	1,304,543	-	1,304,543
Brokerage	-	2,302	-	35	-	-	20,593	-	-	22,930	-	22,930
Acceptances, Guarantees and Standby Letters of Credit	41,077	15,699	4,080	2,210	-	-	-	404	-	63,470	-	63,470
Trust	-	4,510	1,335	713	285,648	-	68,180	36	(58)	360,364	-	360,364
Securities brokerage	-	2,702	-	-	-	28,747	6,778	-	843	39,070	-	39,070
Bancassurance	427,190	23,847	-	-	-	-	-	-	85	451,122	-	451,122
Payments and collections	531,567	-	-	4,369	-	-	-	-	-	535,936	-	535,936
Others	115,472	10,415	35,742	28,877	-	-	1,634	253	3,119	195,512	-	195,512
Total revenue from contracts with customers 1	2,531,221	317,753	211,159	126,022	285,648	28,747	97,185	19,390	3,989	3,621,114	-	3,621,114

(1)	For further information about composition of Bank’ segments see Note 3.

As of December 31, 2016

	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Trust	Investment Banking	Brokerage	Off Shore	All Other Segments	Total before eliminations	Adjustments for consolidation purposes	Total after eliminations
Revenue from contracts with customers (1)
Fees and Commissions
Banking services	329,114	159,015	75,732	37,831	-	-	-	12,343	-	614,035	4,774	618,809
Credit and debit card fees and comercial	803,731	84,152	87,862	4,771	-	-	-	4,634	-	985,150	188,752	1,173,902
Brokerage	-	5,195	-	45	-	-	23,390	-	-	28,630	-	28,630
Acceptances, Guarantees and Standby Letters of Credit	45,664	18,406	3,485	2,554	-	-	-	607	-	70,716	-	70,716
Trust	-	4,011	1,075	712	239,610	-	49,903	-	-	295,311	-	295,311
Securities brokerage	-	-	834	-	-	19,843	3,700	-	-	24,377	-	24,377
Bancassurance	355,523	20,885	64	-	-	-	-	-	-	376,472	-	376,472
Payments and collections	480,611	-	-	6,245	-	-	-	-	-	486,856	-	486,856
Others	48,375	189	34,571	29,579	-	-	3,578	12,679	1,699	130,670	94,190	224,860
Total revenue from contracts with customers 1	2,063,018	291,853	203,623	81,737	239,610	19,843	80,571	30,263	1,699	3,012,217	287,716	3,299,933

(1)	For further information about composition of Bank’ segments see Note 3.